Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of the fair value of the predecessor's financial assets and liabilities that were accounted for at fair value on a recurring basis, by level within the hierarchy

The following table describes, by level within the hierarchy, the fair value of our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011(in thousands).

	Level 1	Level 2	Level 3	Total
December 31, 2012
Assets:
Commodity derivative instruments	$—	$36,484	$—	$36,484
Liabilities:
Commodity derivative instruments	—	2,545	—	2,545
Interest rate derivative instruments	—	4,185	—	4,185
December 31, 2011
Assets:
Commodity derivative instruments	$—	$44,688	$—	$44,688
Liabilities:
Commodity derivative instruments	—	186	—	186